Other Assets - Mortgage Servicing Rights - Loans, Fees, Amortization and Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Intangible Assets
Unpaid principal amount of consumer loans serviced for others	$ 3,220,865	$ 3,570,912
Contractually specified fees, late charges, and ancillary fees	8,700	7,200
Amortization of mortgage servicing rights	5,542	3,903
Mortgage servicing assets
Estimated future amortization expense
2016	3,256
2017	2,833
2018	2,478
2019	2,174
2020	1,905
Details of mortgage servicing rights
Gross carrying amount	56,479	54,693
Accumulated amortization	35,044	29,502
Net carrying value	$ 21,435	$ 25,191